Financial Risk Management - Additional Information (Detail) - Dec. 31, 2020 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 170,000
Currency interest rate swap contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	₩ 2,094,400	$ 1,925